Discontinued Operations - Schedule of Gain on Disposal (Details) - USD ($) $ in Millions		3 Months Ended
	Feb. 24, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration		$ 670
Discontinued operation, gain (loss) from disposal of discontinued operation, before income tax		$ 276
Paratus Energy Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Initial purchase price	$ 43
Lender incentive fee	1
Total consideration	44
Less: Book value of PES investment	(31)
Less: Management Incentive Fee intangible	(13)
Discontinued operation, gain (loss) from disposal of discontinued operation, before income tax	$ 0